Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas [Line Items]
Revenue	$ 6,001,342	$ 1,304,747
UNITED STATES
Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas [Line Items]
Revenue	3,559,154	105,251
CANADA
Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas [Line Items]
Revenue	234,302	165,329
Asia Pacific [Member]
Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas [Line Items]
Revenue	1,287,436	979,437
Europe [Member]
Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas [Line Items]
Revenue	$ 920,450	$ 54,730